Note 3 - Inventories - Schedule of Inventory (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Inventory Valuation Reserve	$ (4,965,000)	$ (2,939,289)
Total inventories	18,888,042	22,333,820
Cable TV [Member]
Inventory Valuation Reserve	(4,150,000)	(2,300,000)
Cable TV [Member] | New Inventory [Member]
Inventory, Gross	12,594,138	14,014,188
Cable TV [Member] | Refurbished and Used Inventory [Member]
Inventory, Gross	2,981,413	3,197,426
Telco [Member]
Inventory Valuation Reserve	(815,000)	(639,288)
Telco [Member] | New Inventory [Member]
Inventory, Gross	1,371,545	554,034
Telco [Member] | Refurbished and Used Inventory [Member]
Inventory, Gross	$ 6,905,946	$ 7,507,460